united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Anchor Tactical Credit Strategies VP

Semi-Annual Report
June 30, 2017

1-844-594-1226
www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Anchor Tactical Credit Strategies VP. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Anchor Tactical Credit Strategies VP*
Portfolio Review (Unaudited)
June 30, 2017

The Portfolio’s performance figures for the period ended June 30, 2017, compared to its benchmark:

		Since
	Six Months	Inception*
Anchor Tactical Credit Strategies VP	0.80%	0.90%
HFRX Absolute Return Index**	1.38%	2.74%

*	The Portfolio commenced operations on November 23, 2016.

**	The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Hedge Fund Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each Index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Portfolio, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Portfolio distributions or the redemption of the Portfolio shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio through August 31, 2018, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Portfolio’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Portfolio’s May 1, 2017 prospectus, the Portfolio’s Total Annual Operating Expense Ratio is 3.54%.

Portfolio Composition (Unaudited)

% of Net Assets
Exchange Traded Funds	80.7%
Mutual Funds	11.7%
Other Assets Less Liabilities	7.6%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Portfolio’s holdings.

Anchor Tactical Credit Strategies VP
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30,2017

Shares		Value
	EXCHANGE TRADED FUNDS - 80.7%
	DEBT FUNDS - 80.7%
3,500	iShares 20+ Year Treasury Bond ETF	$437,920
18,000	iShares iBoxx $ High Yield Corporate Bond ETF	1,591,020
40,000	SPDR Bloomberg Barclays High Yield Bond ETF	1,488,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,513,387)	3,516,940

	MUTUAL FUNDS - 11.7%
	DEBT FUNDS - 11.7%
21,749	Hotchkis and Wiley High Yield Fund - Class I	266,645
42,699	MainStay High Yield Corporate Bond Fund - Class I	245,946
	TOTAL MUTUAL FUNDS (Cost - $500,677)	512,591

	TOTAL INVESTMENTS (Cost - $4,014,064) (a) - 92.4%	$4,029,531
	CASH AND OTHER ASSETS LESS LIABILITIES - 7.6%	329,379
	NET ASSETS - 100.0%	$4,358,910

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $4,035,489 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$15,467
Unrealized Depreciation:	(21,425)
Net Unrealized Depreciation:	$(5,958)

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies VP
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

ASSETS
Investment securities:
At cost	$4,014,064
At value	$4,029,531
Cash	2,282,630
Due from Advisor	3,602
Dividends and interest receivable	3,137
Prepaid expenses and other assets	90
TOTAL ASSETS	6,318,990

LIABILITIES
Payable for securities purchased	1,923,234
Due to broker	21,978
Payable to related parties	10,270
Distribution (12b-1) fees payable	1,939
Payable for Portfolio shares redeemed	410
Accrued expenses and other liabilities	2,249
TOTAL LIABILITIES	1,960,080
NET ASSETS	$4,358,910

Net Assets Consist Of:
Paid in capital	$4,309,370
Undistributed net investment income	79,810
Accumulated net realized loss from investments and securities sold short	(45,737)
Net unrealized appreciation on investments	15,467
NET ASSETS	$4,358,910

Net assets	$4,358,910
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	432,179

Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.09

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies VP
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME
Dividends	$98,924
Interest	1,343
TOTAL INVESTMENT INCOME	100,267

EXPENSES
Investment advisory fees	38,896
Audit fees	12,741
Accounting services fees	12,102
Administrative services fees	7,038
Distribution (12b-1) fees	6,077
Legal fees	4,153
Transfer agent fees	3,556
Custodian fees	3,521
Interest expense	2,505
Compliance officer fees	2,205
Non 12b-1 shareholder servicing fees	1,548
Trustees’ fees and expenses	1,345
Printing and postage expenses	891
Insurance expense	209
Miscellaneous expense	496
TOTAL EXPENSES	97,283

Less: Fees waived/expenses reimbursed by Advisor	(40,247)

NET EXPENSES	57,036

NET INVESTMENT INCOME	43,231

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	20,563
Securities sold short	(21,633)
(1,070)
Net change in unrealized appreciation on:
Investments	517
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(553)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,678

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies VP
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	June 30, 2017	December 31, 2016*
	(Unaudited)
FROM OPERATIONS:
Net investment income	$43,231	$36,579
Net realized loss from investments and securities sold short	(1,070)	(44,667)
Net change in unrealized appreciation on investments	517	14,950
Net increase in net assets resulting from operations	42,678	6,862

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	1,397,547	7,214,033
Payments for shares redeemed	(4,133,857)	(168,353)
Net increase (decrease) in net assets from shares of beneficial interest	(2,736,310)	7,045,680

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,693,632)	7,052,542

NET ASSETS
Beginning of period	7,052,542	—
End of period**	$4,358,910	$7,052,542

** Includes undistributed net investment income of:	$79,810	$36,579

SHARE ACTIVITY
Shares Sold	138,527	721,398
Shares Redeemed	(410,939)	(16,807)
Net increase (decrease) in shares of beneficial interest outstanding	(272,412)	704,591

*	The Portfolio commenced operations on November 23, 2016.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies VP
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Period* Ended
	June 30, 2017		December 31, 2016
	(Unaudited)
Net asset value, beginning of period	$10.01		$10.00

Activity from investment operations:
Net investment income (1) (2)	0.09		0.05
Net realized and unrealized loss on investments	(0.01)		(0.04)
Total from investment operations	0.08		0.01

Net asset value, end of period	$10.09		$10.01

Total return (3)	0.80	% (6)	0.10	% (6)

Net assets, end of period (000s)	$4,359		$7,053

Ratio of expenses to average net assets
net of reimbursement (4)	2.35	% (5)	2.35	% (5)
before reimbursement (4)	4.01	% (5)	3.10	% (5)
Ratio of expenses to average net assets excluding interest expenses
net of reimbursement (4)	2.25	% (5)	2.25	% (5)
before reimbursement (4)	3.91	% (5)	3.00	% (5)

Ratio of net investment income to average net assets (2) (4)	1.78	% (5)	4.80	% (5)

Portfolio turnover rate	115	% (6)	60	% (6)

*	The Portfolio commenced operations on November 23, 2016.

(1)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(4)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies VP
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

1.	ORGANIZATION

The Anchor Tactical Credit Strategies VP Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio is intended to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of the Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. The Portfolio pays its own expenses. The investment objective of the Portfolio is total return from income and capital appreciation. The Portfolio commenced operations on November 23, 2016.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current

Anchor Tactical Credit Strategies VP
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Portfolio’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,516,940	$—	$—	$3,516,940
Mututal Funds	512,591	—	—	512,591
Total	$4,029,531	$—	$—	$4,029,531

The Portfolio did not hold any Level 2 or Level 3 securities during the period ended June 30, 2017.

There were no transfers into or out of any level during the period ended June 30, 2017.

It is the Portfolio’s policy to record transfers between levels at the end of the reporting period.

*	Refer to the Portfolio of Investments for security classifications.

Valuation of Underlying Funds – The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per

Anchor Tactical Credit Strategies VP
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Portfolio may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Portfolio may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Portfolio sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Portfolio is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Portfolio will realize a gain, limited to the price at which the Portfolio sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Portfolio’s December 31, 2016 tax returns. The Portfolio has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

Anchor Tactical Credit Strategies VP
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, were $5,449,651 and $8,462,679, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Portfolio’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 1.60% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the Portfolio incurred $38,896 in advisory fees.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio, until at least August 31, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of the Portfolio’s average daily net assets of the Portfolio. Fees waived or reimbursed by the Advisor may be recouped by the Advisor from the Portfolio, to the extent that overall expenses fall below the expense limitation, within three fiscal years following when such amounts were waived and/or reimbursed. During the six months ended June 30, 2017, $40,247 was waived by the Advisor of which $5,668 is subject to recapture by the Advisor from the Portfolio by December 31, 2019.

The Trust, with respect to the Portfolio, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for the Portfolio. In accordance with the Plan, a distribution fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of the Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2017, the Portfolio paid $6,077 in distribution fees.

In addition, certain affiliates of the Distributor provide services to the Portfolio as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from GFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from GFS under the administrative servicing agreement.

5.	DISTRIBUTIONS TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

There were no distributions for the period ended December 31, 2016.

Anchor Tactical Credit Strategies VP
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

As of December 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$36,579	$—	$—	$(23,242)	$—	$(6,475)	$6,862

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$23,242	$—	$23,242

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, Jefferson National Life Insurance Company owned 100% of the shares of the Portfolio.

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolio currently invests a portion of its assets in the SPDR Bloomberg Barclays High Yield Bond ETF (“SPDR”) and the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares”). The Portfolio may sell its investment in SPDR and iShares at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so. The performance of the Portfolio may be directly affected by the performance of SPDR and iShares. The financial statements of SPDR and iShares, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2017, the percentage of the Portfolio’s net assets invested in SPDR and iShares were 34.1% and 36.5%.

8.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no subsequent events requiring adjustment or disclosure in the financial statements.

Anchor Tactical Credit Strategies VP
EXPENSE EXAMPLES
June 30, 2017 (Unaudited)

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual Portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses
	Account	Account	Expense	Paid
	Value	Value	Ratio	During Period
	1/1/17	6/30/17		(1/1/17 to
				6/30/17)*

Actual
Anchor Tactical Credit Strategies VP	$1,000.00	$ 1,008.00	2.35%	$11.72
Hypothetical (5% return before expenses)
Anchor Tactical Credit Strategies VP	$1,000.00	$ 1,013.12	2.35%	$11.75

*	Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the period ended June 30, 2017).

Anchor Capital Management Group, Inc. (Adviser to Anchor Tactical Credit Strategies VP)

In connection with a Regular Meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust IV (the “Trust”), held on July 27, 2016, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Anchor Capital Management Group, Inc. (“Anchor”) and the Trust, with respect to the Anchor Tactical Credit Strategies VP (the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the adviser has approximately $607 million in assets under management and has extensive experience managing assets in accordance with the strategies proposed for the Fund. The Trustees further noted that the adviser has served as an adviser or sub-adviser to other registered investment companies, including an existing series of the Trust, and is familiar with the various regulations with which it must comply. The Trustees acknowledged that the Trust’s CCO indicated that Anchor’s compliance program is reasonably designed to ensure the Fund’s compliance with the trading restrictions set forth in the respective prospectuses and SAIs for those Funds as well as applicable securities laws. The Trustees further noted that the adviser has had no compliance issues or material litigation related to the other funds it manages over the past 36 months. After further discussion, the Trustees concluded that the adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees discussed performance information for separately managed accounts (“SMAs”) and mutual funds operated under strategies substantially similar to those proposed for the Fund. The Trustees reviewed the performance of the SMAs and mutual funds over the one year period, five year period where available, and since inception periods and compared their performance to benchmarks proposed for the Fund. The Trustees also considered back tested data available for the those strategies, the accuracy of which was verified by a third party auditor. The Trustees determined that performance information was generally reasonable and is likely a favorable indication of Anchor’s potential to generate positive returns for shareholders.

Fees and Expenses. The Trustees noted that the adviser proposes to charge the Fund an annual management fee of 1.60% of net daily assets. They discussed how the proposed fees compared to the average management fee for the Adviser selected peer group and the average management fees for the Fund’s anticipated Morningstar category. The Trustees discussed the adviser’s position that the peer groups are a better measure of whether the management fee proposed by the adviser is reasonable due to the greater similarities in investment strategies between the Fund and the funds in the respective peer groups than between the Fund and the funds in their respective Morningstar categories. The Trustees agreed that average management fee for the peer groups appears to be a more appropriate metric by which to measure the reasonableness of the proposed management fees. After further discussion, the Trustees concluded that the advisory fees are reasonable.

Profitability. The Trustees noted that the Adviser expects to derive profits that are reasonable in terms of the percentage of the advisory fees retained after waiver and in terms of the actual dollar amount represented by those percentages from its relationship with the Fund for the first and second year of operation. The Trustees concluded, after further discussion of the provided profitability analysis, that excessive profitability from the adviser’s relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees noted that economies of scale have not yet been reached as the Fund has not yet launched. The Trustees also acknowledged that the 1.60% management fee leaves opportunity for breakpoints in future if assets grow.

Conclusion. Having requested and received such information from Anchor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, California 92656

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 9/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 9/7/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 9/7/17